Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents.
Cash and Cash Equivalents

Note 5 – Cash and Cash Equivalents

As at December 31, 2018 and 2017, cash and cash equivalents were primarily held in interest-bearing deposits.

	At December 31,	At December 31,
	2018	2017
Cash deposits	$60.3	$469.5
Term deposits	9.4	41.6
	$69.7	$511.1